Shareholders' Equity (Repurchases) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share Repurchase Program [Line Items]
Share Repurchase Program, Description	Effective August 28, 2015, the Company received approval for a normal course issuer bid to purchase up to 10,000 of the Company’s common shares for a one year period expiring on August 27, 2016. Daily purchases are limited to a maximum of 59.725 shares on the Toronto Stock Exchange. Once a week, the Company is permitted to purchase a block of common shares which can exceed the daily purchase limit, as long as the block is not owned by an insider. All shares purchased are expected to be cancelled.
Share Repurchase Program, Number Of Shares Authorized To Be Repurchased	10,000,000
Share Repurchase Program, Date of Approval	Aug. 28, 2015
Share Repurchase Program, Expiry Date	Aug. 27, 2016
Share Repurchase Program, Maximum Daily Limit	59,725
Share Repurchase Program, Total Cost of Shares Repurchased	$ 93,310,000	$ 80,770,000
Normal Course Issuer Bid [Member]
Share Repurchase Program [Line Items]
Share Repurchase Program, Number of Shares Repurchased	3,208,000	2,681,000
Share Repurchase Program, Total Cost of Shares Repurchased	$ 93,310,000	$ 80,770,000
Share Repurchase Program, Number of Shares Repurchased Subsequent to Reporting Period	0
Share Repurchase Program, Date Subsequent	Feb. 23, 2016